Intangible Assets - Significant Assumptions Used to Calculate the Recoverable Amount (Value in Use) (Details) - Discount rate (Post-tax)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate		11.00%
Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate	7.00%		6.50%
Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate	8.00%		14.40%